UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund

National Portfolio

Portfolio of Investments

July 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 97.4%
Alabama - 1.2%
Jefferson Cnty AL GO
FSA Series 2004
5.50%, 1/01/21	$1,000	$860,560
Series 04A
5.25%, 1/01/18 - 1/01/23	3,900	2,416,275
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	375	406,230
FGIC Series 02B
5.00%, 2/01/41 (Prerefunded/ETM)	625	684,662
Montgomery AL BMC Spl Care
Series 04C
5.25%, 11/15/29 (Prerefunded/ETM)	2,190	2,497,586
Univ of Alabama at Birmingham Hosp
Series 08A
5.75%, 9/01/22 (a)	3,000	3,109,230

		9,974,543

Arizona - 2.0%
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.41%, 2/01/42 (b)	3,850	3,321,780
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,240	879,482
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,589	2,259,136
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
MBIA Series 04
5.00%, 7/01/23	1,750	1,821,645
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	2,744,718
Queen Creek AZ ID #1
5.00%, 1/01/26	1,900	1,591,307
Salt Verde Fin Corp. Gas
5.25%, 12/01/23	3,685	3,215,642

Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	475	418,323

		16,252,033

California - 5.0%
California GO
5.125%, 2/01/28 (Prerefunded/ETM) (c)	1,500	1,740,855
5.25%, 4/01/30	15	14,757
AMBAC
5.00%, 4/01/27	3,705	3,645,016
FSA Series 03
5.00%, 2/01/29	1,445	1,416,779
California Statewide CDA (Enloe Med Ctr)
5.50%, 8/15/23	80	79,075
6.25%, 8/15/28	1,715	1,780,805
Series A
5.375%, 8/15/20	510	505,604
Golden St Tobacco Sec CA
XLCA Series 03B
5.50%, 6/01/33 (Prerefunded/ETM)	2,000	2,271,300
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	18,064,390
Manteca CA USD GO
MBIA Series 01
Zero Coupon, 9/01/31	11,910	2,952,370
Ontario CA Redev Fin Auth
MBIA Series 93
5.80%, 8/01/23	1,000	1,141,200
San Diego Cnty CA Wtr Auth (San Diego Cnty CA Wtr)
FSA Series 08A
5.00%, 5/01/25	3,000	3,089,700
San Diego Gas & Elec Company
Series 96A
5.30%, 7/01/21	4,000	4,156,800

		40,858,651

Colorado - 2.1%
Colorado Ed Cul Fac Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	490	373,047
Colorado HFA SFMR (Colorado HFA)
Series 99A-2
6.45%, 4/01/30	470	489,251
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19 - 6/01/23	2,200	2,181,237

Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	599,245
Northwest Pkwy Pub Hwy Auth Co.
FSA Series 01C
5.80%, 6/15/25 (Prerefunded/ETM) (d)	9,000	9,401,490
Park Creek Met Dist Co.
Series 05
5.50%, 12/01/30	1,900	1,561,154
Pv Wtr & San Met Dist Co.
Series 06
Zero Coupon, 12/15/17 (e)	3,305	1,621,962
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr COP)
6.125%, 12/01/22	1,210	669,505
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr)
Series 04
6.125%, 12/01/19 (e)	820	412,632

		17,309,523

Connecticut - 0.1%
Connecticut Hlth & Ed Fac Auth (Griffin Hospital)
RADIAN Series 05B
5.00%, 7/01/23	750	650,468

District Of Columbia - 3.8%
District of Columbia (Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	637,090
District of Columbia GO
FSA Series 2007C
5.00%, 6/01/23	10,980	11,287,769
District of Columbia Tax Incr
5.25%, 12/01/26	9,600	10,353,216
District of Columbia Wtr & Swr
ASSURED GTY Series 2008A
5.00%, 10/01/23	4,125	4,379,925
Washington DC Conv Ctr Ded Tax
AMBAC
5.00%, 10/01/23	5,000	4,856,450

		31,514,450

Florida - 11.5%
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	1,005	1,012,819
Bonnet Creek Resort CDD FL
Series 02
7.25%, 5/01/18	4,000	3,483,480

Capital Trust Agy FL (Cargo Acquisition Group)
Series 02
6.25%, 1/01/19	480	419,126
Series 03
5.75%, 1/01/32	2,000	1,382,380
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	705	665,929
Concorde Estates CDD FL
Series 04B
5.00%, 5/01/11	700	441,637
Crossings at Fleming Is CDD FL
Series 00C
7.05%, 5/01/15	1,375	1,286,835
7.10%, 5/01/30	2,240	1,796,995
Dade Cnty FL HFA MFHR (Golden Lakes Apts)
Series 97A
6.00%, 11/01/32	250	241,770
6.05%, 11/01/39	750	722,753
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (e)	1,445	720,911
Series 02B
6.625%, 5/01/33 (e)	620	309,324
Florida HFC MFHR (Mystic Pointe II Apts)
GNMA Series 00
6.30%, 12/01/41	1,165	1,176,534
Florida HFC MFHR (Sable Chase Apts)
FSA Series 00
6.00%, 5/01/40	3,650	3,619,231
Florida HFC MFHR (Spring Harbor Apts)
Series 99C-1
5.90%, 8/01/39	2,470	2,246,465
Florida HFC MFHR (Waverly Apts)
FSA Series 00C-1
6.50%, 7/01/40	2,790	2,831,934
Hamal CDD FL
Series 01
6.65%, 5/01/21 (Prerefunded/ETM)	1,100	1,220,912
Highlands Cnty FL Hlth Facs Auth
Series 01A
6.00%, 11/15/31 (Prerefunded/ETM)	2,000	2,234,960
Hollywood FL Cmnty Redev Agy (Beach CRA)
XLCA
5.00%, 3/01/24	5,000	4,582,250

Indian Trace Dev Dist FL
MBIA Series 05
5.00%, 5/01/22 - 5/01/23	2,480	2,324,823
Jacksonville FL EDC (Mayo Clinic Jacksonville)
Series 01C
5.50%, 11/15/36	6,750	6,791,580
Jacksonville FL Excise Tax
AMBAC Series 02B
5.00%, 10/01/26	3,925	3,958,912
Lee Cnty FL HFA SFMR (Lee Cnty FL HFA)
GNMA/ FNMA Series 00A-1
7.20%, 3/01/33	70	72,159
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
FSA Series 00A
6.00%, 10/01/32	9,500	9,347,430
Manatee Cnty FL HFA SFMR (Manatee Cnty FL HFA)
GNMA Series 99
6.25%, 11/01/28	225	228,415
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	2,545	1,827,768
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
Series 01A
6.80%, 11/15/31	5,100	3,817,911
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL)
Series 08A
5.20%, 4/01/24	2,500	2,513,775
Miami-Dade Cnty FL HFA SFMR (Miami-Dade Cnty FL HFA)
GNMA/FNMA Series 00A-1
6.00%, 10/01/32	665	667,394
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	5,645	5,307,711
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,060	757,306
No Palm Beach Cnty FL ID #43
6.125%, 8/01/31 (Prerefunded/ETM)	1,000	1,108,580
North Broward FL Hosp Dist
Series 01
6.00%, 1/15/31 (Prerefunded/ETM)	1,700	1,843,752
Orange Cnty FL HFA MFHR (Loma Vista Apts)
Series 99G
5.50%, 3/01/32	2,000	1,725,980

Orlando FL Spl Assmt Conroy Rd
Series 98A
5.80%, 5/01/26	3,250	2,766,172
Palm Beach Cnty FL
6.10%, 8/01/21	60	51,520
6.10%, 8/01/21 (Prerefunded/ETM)	510	565,126
Pasco Cnty FL HFA MFHR (Pasco Woods Apts)
Series 99A
5.90%, 8/01/39	3,690	3,356,055
Pier Park CDD FL
Series 02-1
7.15%, 5/01/34	3,245	2,478,012
Preserve at Wilderness CDD FL
Series 02A
7.10%, 5/01/33	1,405	1,210,478
Tampa FL (Univ of Tampa FL)
RADIAN Series 02
5.625%, 4/01/32	3,175	2,675,890
Tara CDD FL
Series 00A
7.15%, 5/01/31	1,715	1,357,251
Village Ctr CDD FL
MBIA
5.125%, 10/01/28	1,000	911,690
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ)
Series 99A
5.75%, 10/15/29	2,000	1,743,300
Volusia Cnty FL Hlth Fac Auth (John Knox Village of FL)
RADIAN Series 96A
6.00%, 6/01/17	1,905	1,905,152
West Palm Beach CDD FL
5.00%, 3/01/25 - 3/01/29	3,640	3,011,742

		94,722,129

Illinois - 7.1%
Chicago IL Brd of Ed GO
Series 07
5.00%, 12/01/24	15,000	15,441,450
Chicago IL GO
Series 08A
5.25%, 1/01/23	10,000	10,569,800
Chicago IL HFA SFMR (Chicago IL HFA)
GNMA/ FNMA/ FHLMC Series 98A
6.45%, 9/01/29	190	188,636
GNMA/ FNMA/ FHLMC Series 98C-1
6.30%, 9/01/29	145	147,462
GNMA/ FNMA/ FHLMC Series 99 A
6.35%, 10/01/30	220	226,497

GNMA/ FNMA/ FHLMC Series 99C
7.05%, 10/01/30	40	40,426
Chicago IL O’hare Intl Arpt (O’hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	5,100	4,996,674
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,750	1,346,293
Chicago IL Sales Tax
FSA Series 05
5.00%, 1/01/25	6,905	7,198,324
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	2,580	2,145,347
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,411	1,729,965
Hampshire IL SSA
5.80%, 3/01/26	2,370	1,729,531
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	750	562,328
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30 (d)	7,000	6,536,320
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,317	1,776,791
Metro Pier & Expo Auth IL Spl Tax
MBIA Series 02A
5.25%, 6/15/42	3,500	3,419,395

		58,055,239

Indiana - 1.2%
Franklin Twp IN Sch Bldg Corp.
5.00%, 7/15/21 - 7/15/22	6,625	6,918,372
Hendricks Cnty IN GO
5.50%, 7/15/23	1,165	1,228,411
Indiana Dev Fin Auth (Inland Steel Company)
Series 97
5.75%, 10/01/11	1,825	1,784,357

		9,931,140

Iowa - 0.0%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	240	241,373

Kansas - 0.1%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,260	916,007

Louisiana - 3.3%
DE Soto Parish LA PCR (International Paper Company)
Series A-2
5.00%, 10/01/12	2,200	2,222,220
Lafayette LA Communications
XLCA
5.25%, 11/01/20 - 11/01/23	8,765	9,119,468
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,047,329
Louisiana Loc Govt CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	680	559,361
Louisiana Loc Govt CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26 (f)	715	706,992
New Orleans LA GO
MBIA Series 05
5.00%, 12/01/29	3,990	3,563,389
5.25%, 12/01/21	4,495	4,458,456
RADIAN
5.00%, 12/01/18 - 12/01/19	4,140	4,093,189
RADIAN Series A
5.00%, 12/01/22	1,060	1,017,091

		26,787,495

Maryland - 0.9%
Maryland CDA SFMR (Maryland CDA)
Series 00A
6.10%, 7/01/38	6,285	6,290,782
Maryland Ind Dev Fin Auth (Medical Waste Assoc LP)
Series 89
8.75%, 11/15/10 (e)(g)	1,225	1,100,577

		7,391,359

Massachusetts - 3.1%
Massachusetts Dev Fin Agy (Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	6,035	4,417,861
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Prerefunded/ETM)	5,000	5,609,050
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	5,800	5,574,728
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	1,137,920

Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
MBIA Series 08
5.375%, 2/01/26	1,250	1,170,150
Massachusetts Port Auth
Series 99D
6.00%, 7/01/29	7,500	7,499,475

		25,409,184

Michigan - 3.2%
Detroit MI Wtr Supply Sys
FGIC Series 01B
5.50%, 7/01/33 (Prerefunded/ETM)	1,450	1,591,723
FSA Series 2006A
5.00%, 7/01/24	9,980	10,002,655
Kalamazoo MI Fin Auth
FGIC Series 94A
9.543%, 6/01/11 (h)	1,440	1,450,397
Kent MI Hosp Fin Auth (Kent Metropolitan Hospital)
Series 05A
5.75%, 7/01/25	710	547,488
Michigan HDA MFHR (Michigan HDA)
AMBAC Series 97A
6.10%, 10/01/33	330	323,756
Michigan Hosp Fin Auth
Series 01
5.625%, 11/15/36 (Prerefunded/ETM)	2,650	2,945,448
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 00A
6.00%, 12/01/27	4,515	4,560,240
Michigan Trunk Line Spl Tax
FSA Series 01A
5.25%, 11/01/30 (Prerefunded/ETM)	1,000	1,095,250
Plymouth MI Ed Ctr Charter Sch
Series 05
5.375%, 11/01/30	2,000	1,375,140
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
Series 00F
6.50%, 7/01/30	2,290	2,282,054

		26,174,151

Minnesota - 2.1%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,257,525
Minneapolis-St Paul MN Intl Arpt
FGIC Series 00B
6.00%, 1/01/21	3,520	3,552,736

Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	2,700	2,504,007
St. Paul MN Hsg & Redev Auth (Healtheast)
Series 05
6.00%, 11/15/25	1,000	811,780
Waconia MN Hlth Fac
RADIAN Series 99A
6.125%, 1/01/29 (Prerefunded/ETM)	6,095	6,223,787
Western MN Mun Pwr Agy
FSA
5.00%, 1/01/17	2,300	2,513,877

		16,863,712

Missouri - 2.1%
Kansas City MO IDA Arpt (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	1,955	1,487,520
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	14,000	13,931,820
Missouri Dev Fin Brd (Crackerneck Creek MO Tax Alloc)
Series 05C
5.00%, 3/01/26	1,000	960,750
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	650	575,673

		16,955,763

Nevada - 7.0%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.125%, 9/01/29	4,800	3,638,640
Clark Cnty NV Airport PFC (Mccarran Airport PFC)
5.25%, 7/01/18	9,090	9,764,751
Clark Cnty NV GO
AMBAC Series 2006
5.00%, 11/01/23	13,250	13,433,777
Clark Cnty NV SD GO
FGIC
5.00%, 6/15/22	5,720	5,765,932
Las Vegas NV Wtr Dist
FGIC Series 05
5.00%, 6/01/27	5,000	5,057,550
Nevada GO
Series 2007B
5.00%, 12/01/25	5,800	5,830,972

Nevada Sys Hgr Ed (Univ of Nevada)
AMBAC
5.00%, 7/01/25	6,985	7,130,428
AMBAC Series 2005B
5.00%, 7/01/26	6,715	6,821,298

		57,443,348

New Hampshire - 1.0%
New Hampshire Bus Fin Auth (Public Service New Hampshire)
Series 93E
6.00%, 5/01/21	4,000	4,002,560
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,628,844
New Hampshire Hlth & Ed Fac Auth (Dartmouth Hitchcock Oblig Grp)
FSA Series 02
5.50%, 8/01/27	2,250	2,270,295

		7,901,699

New Jersey - 1.7%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/27	5,175	4,666,556
New Jersey Ed Fac Auth
AMBAC Series 02A
5.125%, 9/01/22 (Prerefunded/ETM)	2,500	2,814,450
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	6,200	6,414,334

		13,895,340

New Mexico - 1.4%
Clayton NM Jail Proj
CIFG
5.00%, 11/01/25 - 11/01/27	13,095	11,257,855

New York - 2.9%
Erie Cnty NY IDA (Buffalo NY SD GO)
FSA Series 04
5.75%, 5/01/25 - 5/01/26	5,100	5,376,458
New York NY GO
5.25%, 9/01/23	5,000	5,299,550
Series 03A
5.50%, 8/01/21	5,000	5,281,500
Series 04G
5.00%, 12/01/23	895	916,337
Series 1
5.75%, 3/01/17	420	457,056
Series 2007
5.00%, 1/01/23	1,000	1,031,790

New York NY IDA (Lycee Francais)
ACA Series 02C
6.80%, 6/01/28	2,500	2,476,150
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,760	1,601,389
New York St HFA (New York St Pers Income Tax)
FGIC Series 05A
5.00%, 9/15/25	1,200	1,245,672
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (e)(g)	1,188	3,564

		23,689,466

North Carolina - 0.2%
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
FSA Series 08
5.25%, 6/01/22	920	1,017,695
North Carolina Eastern Mun Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,011,330

		2,029,025

North Dakota - 0.2%
Ward Cnty ND Hlth Care Fac (Trinity Health)
5.125%, 7/01/18 - 7/01/20	2,065	1,863,831

Ohio - 3.9%
Cleveland OH Pub Pwr Sys
FGIC Series 06A
5.00%, 11/15/18	2,835	2,972,157
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	5,894,900
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	8,400	7,625,100
Franklin Cnty OH (Oclc Online Comp Lib Ctr, Inc.)
Series 98A
5.20%, 10/01/20	1,200	1,206,828
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.25%, 12/01/32	1,440	1,415,174
5.25%, 12/01/32 (Prerefunded/ETM)	5,660	6,010,694
Toledo-Lucas Cnty OH Port Auth (CSX Corporation, Inc.)
Series 92
6.45%, 12/15/21	6,730	7,148,270

		32,273,123

Oregon - 0.5%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	2,995	2,564,109
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
Series 02B
5.45%, 7/01/32	2,010	1,918,887

		4,482,996

Pennsylvania - 3.7%
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University)
Series 02
5.50%, 3/01/28	5,665	5,788,497
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	4,200	3,381,378
Ephrata Area SD PA GO
FGIC Series 05
5.00%, 3/01/22 (Prerefunded/ETM)	2,565	2,974,682
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hospital)
Series 02A
5.125%, 6/01/32	2,000	1,679,580
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
Series 08A
5.50%, 7/01/23	3,940	4,161,152
Pennsylvania Turnpike Comm
AMBAC Series 01
5.25%, 7/15/41 (Prerefunded/ETM)	6,500	7,142,265
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,030	779,937
South Central Gen Auth PA
MBIA Series 01
5.25%, 5/15/31	685	716,736
5.25%, 5/15/31 (Prerefunded/ETM)	3,115	3,390,459
Susquehanna PA Arpt Fac (Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	500	366,030

		30,380,716

Puerto Rico - 2.4%
Puerto Rico Elec Pwr Auth
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded/ETM)	6,935	7,852,847
Puerto Rico GO
5.25%, 7/01/23	1,700	1,573,554
Series 01A
5.50%, 7/01/19	1,000	995,420

Series 03A
5.25%, 7/01/23	500	462,810
Series 04A
5.25%, 7/01/19	2,880	2,795,875
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	497,025
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,092,307
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19 - 6/01/20	4,460	4,131,697

		19,401,535

Rhode Island - 0.6%
Rhode Island EDC (Providence Place Mall)
ASSET GTY Series 00
6.125%, 7/01/20	5,500	5,184,630

South Carolina - 1.7%
Dorchester Cnty SC SD #2 Lease
ASSURED GTY
5.00%, 12/01/29	400	399,972
Series 06
5.00%, 12/01/30	1,500	1,474,785
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
ASSURED GTY Series 05
5.00%, 12/01/27	6,225	6,332,506
Series 05
5.00%, 12/01/30	450	378,400
SCAGO Edl Facs Corp. (Calhoun Sch Proj)
RADIAN
5.00%, 12/01/21	5,245	5,263,777

		13,849,440

Tennessee - 0.2%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,990	1,567,265
5.25%, 9/01/26	275	207,941

		1,775,206

Texas - 12.2%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28 (f)	1,290	1,338,917
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	475	365,584

Brownwood TX ISD GO
Series 2005
5.00%, 8/15/25	4,255	4,469,239
Camino Real Regl Mob Auth
5.00%, 2/15/21 - 2/15/22	4,270	4,109,019
Series 2008
5.00%, 8/15/21	1,790	1,717,111
Corpus Christi TX Gen Arpt
FSA Series 00B
5.375%, 2/15/30	7,100	7,202,737
Dallas Fort Worth TX Intl Arpt
FGIC Series 01
5.50%, 11/01/35	13,400	11,963,252
Ector Cnty TX ISD GO
5.25%, 8/15/27	160	167,430
El Paso Cnty TX Hosp Dist GO
ASSURED GTY Series 2008A
5.00%, 8/15/23	5,000	5,240,450
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	535	479,820
Grapevine TX Arpt Fac (Cargo Acquisition Group)
6.50%, 1/01/24	995	819,184
Guad Blanco River Auth TX
MBIA Series 04A
5.00%, 8/15/24	1,895	1,929,034
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14 - 8/15/19	730	670,110
Houston TX IDC Arpt Fac (Cargo Acquisition Group)
Series 02
6.375%, 1/01/23	3,000	2,468,370
Laredo TX ISD Lease
AMBAC Series 04A
5.00%, 8/01/24	1,000	1,006,190
Magnolia TX ISD GO
5.00%, 8/15/20	6,165	6,807,270
North Texas Hgr Ed Auth
FSA Series 07
5.00%, 9/01/24	1,000	972,120
San Antonio TX Elec & Gas
Series 08
5.00%, 2/01/26	6,830	7,137,350
Series 2005
5.00%, 2/01/22 - 2/01/25	11,495	12,069,955
Series 2009A
5.25%, 2/01/24	3,260	3,549,553

San Antonio TX GO
Series 02
5.00%, 2/01/22 - 2/01/23	4,545	4,698,913
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28	1,000	781,210
Texas Turnpike Auth (Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	9,500	8,521,025
Tyler TX Hlth Fac Dev Corp.
Series 01
6.00%, 7/01/31 (Prerefunded/ETM)	3,900	4,395,885
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	2,000	1,602,040
Wichita TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,270,360

		100,752,128

Utah - 0.3%
Intermountain Pwr Agy UT
Series 2008A
5.25%, 7/01/23	2,750	2,801,315

Virgin Islands - 0.9%
Virgin Islands Pub Fin Auth (Virgin Islands PFA Gr Receipts)
FSA Series 03
5.00%, 10/01/13 - 10/01/14	2,025	2,100,959
5.25%, 10/01/15 - 10/01/17	5,460	5,610,722

		7,711,681

Virginia - 0.5%
Arlington Cnty VA IDA
Series 01
5.25%, 7/01/31 (Prerefunded/ETM)	1,000	1,091,020
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	575	571,671
Broad Street CDA VA
Series 03
7.50%, 6/01/33	3,000	2,427,570

		4,090,261

Washington - 6.1%
Energy Northwest WA (Bonneville Power Admin)
AMBAC
5.00%, 7/01/21	11,470	12,000,717
Series 2006
5.00%, 7/01/24	4,055	4,245,098
King Cnty WA SD #414 GO
MBIA SCH BD GTY
5.00%, 12/01/24	4,500	4,782,960

Spokane WA GO
AMBAC
5.00%, 12/01/22	7,940	8,381,782
Tacoma WA Refuse Util
XLCA Series 06
5.00%, 12/01/18	3,615	3,873,111
Washington St GO
AMBAC
5.00%, 1/01/24	5,000	5,288,600
Series 2008D
5.00%, 1/01/26 - 1/01/27	11,380	11,968,475

		50,540,743

West Virginia - 0.3%
Fairmont WV St College
FGIC Series 02A
5.375%, 6/01/27	2,500	2,555,650

Wisconsin - 0.9%
Milwaukee WI (Cargo Acquisition Group)
Series 02
6.50%, 1/01/25	2,260	1,806,463
Wisconsin Hlth & Ed Fac Auth
MBIA
5.25%, 8/15/20	5,000	4,380,650
Wisconsin Hlth & Ed Fac Auth (Bell Tower Residence)
FHLB Series 05
5.00%, 7/01/25	1,270	1,128,852

		7,315,965

Total Long-Term Municipal Bonds (cost $834,229,268)		801,203,173

Short-Term Municipal Notes - 1.8%
Colorado - 1.0%
Colorado Ed Cul Fac Auth (Natl Jewish Fed Bd Prog)
0.38%, 12/01/37 (i)	400	400,000
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.35%, 9/01/37 (i)	2,100	2,100,000
0.38%, 7/01/29 - 9/01/33 (i)	3,145	3,145,000
Series A-5
0.38%, 4/01/34 (i)	500	500,000
Series A-9
0.35%, 9/01/36 (i)	200	200,000
Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.35%, 10/01/38 (i)	900	900,000
Colorado Hlth Fac Auth (Exempla, Inc.)
0.22%, 1/01/39 (i)	600	600,000

		7,845,000

District Of Columbia - 0.2%
District of Columbia (American Univ)
Series 2008
0.35%, 10/01/38 (i)	1,300	1,300,000

Florida - 0.2%
Broward Cnty FL Edl Facs Auth (Nova Southeastern Univ)
Series 2008A
0.35%, 4/01/38 (i)	900	900,000
Florida Mun Pwr Agy
Series 2008
0.35%, 10/01/35 (i)	700	700,000
Lee Memorial Hlth System
Series 2009A
0.35%, 4/01/33 (i)	300	300,000

		1,900,000

Iowa - 0.1%
Iowa Finance Auth (Iowa Hlth Sys)
Series 2009D
0.35%, 2/15/35 (i)	700	700,000

North Carolina - 0.1%
North Carolina Med Care Comm (Cleveland Cnty Healthcare Sys)
Series 2001
0.35%, 1/01/33 (i)	900	900,000

Pennsylvania - 0.1%
Lancaster Cnty PA Hosp Auth (Lancaster Area Swr Auth PA)
Series 2008
0.39%, 7/01/41 (i)	475	475,000

Tennessee - 0.1%
Clarksville TN Pub Bldg Auth (Met Govt Nashville Dav TN)
Series 2008
0.35%, 7/01/26 (i)	955	955,000

Texas - 0.0%
Harris Cnty TX Cult Ed Fac Fin Corp. (YMCA of Grtr Houston Area)
Series 2008C
0.38%, 6/01/38 (i)	400	400,000

Total Short-Term Municipal Notes (cost $14,475,000)		14,475,000

Total Investments - 99.2% (cost $848,704,268) (j)		815,678,173
Other assets less liabilities - 0.8%		6,808,284

Net Assets - 100.0%		$822,486,457

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$4,745	2/12/12	SIFMA	*	3.548%		$284,268
Merrill Lynch	6,300	10/21/16	SIFMA	*	4.128%		603,262
Merrill Lynch	2,500	7/30/26	4.090%		SIFMA	*	(231,260)
Merrill Lynch	2,500	11/15/26	4.377%		SIFMA	*	(341,772)

(a)	Variable rate coupon, rate shown as of July 31, 2009.

(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2009.

(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Illiquid security.

(f)	When-Issued or delayed delivery security.

(g)	Security is in default and is non-income producing.

(h)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(i)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,175,611 and gross unrealized depreciation of investments was $(46,201,706), resulting in net unrealized depreciation of $(33,026,095).

As of July 31, 2009, the Portfolio held 49.3% of net assets in insured bonds (of this amount 6.7% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AMBAC	- Ambac Assurance Corporation
ASSET GTY	- Asset Guaranty Insurance Company
ASSURED GTY	- Assured Guaranty Ltd.
BAN	- Bond Anticipation Note
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
EDA	- Economic Development Agency
EDC	- Economic Development Corporation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDA	- Housing Development Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Corporation
ID	- Improvement District
IDC	- Industrial Development Corporation
IDA	- Industrial Development Authority/Agency
ISD	- Independent School District
LP	- Limited Partnership
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Asset Assurance Inc.
SD	- School District
SFMR	- Single Family Mortgage Revenue
SSA	- Special Services Area
USD	- Unified School District
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$815,678,173	$—	$815,678,173

Total Investments in Securities	—	815,678,173	—	815,678,173
Other Financial Instruments*	—	314,498	—	314,498

	$—	$815,992,671	$—	$815,992,671

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments	Total
Balance as of 10/31/08	$105,575	$105,575
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	(105,575)	(105,575)

Balance as of 7/31/09	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/09	$—	$—

AllianceBernstein Municipal Income Fund

New York Portfolio

Portfolio of Investments

July 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 93.7%
New York - 79.4%
Albany NY IDA (St Peters Hospital)
Series A
5.75%, 11/15/22	$795	$778,321
Cattaraugus Cnty NY IDA
Series 00A
6.50%, 7/01/30 (Prerefunded/ETM)	1,000	1,074,620
Cortland Cnty NY IDA (Cortland Memorial Hospital)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,286,387
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19 - 8/01/21	1,450	1,353,738
Erie Cnty NY GO
MBIA Series 05A
5.00%, 12/01/20	5,990	6,012,103
Erie Cnty NY IDA (Buffalo NY SD GO)
FSA Series 04
5.75%, 5/01/25	1,400	1,481,172
Glen Cove NY IDA
Series 92B
Zero Coupon, 10/15/19	11,745	8,270,712
Hempstead NY IDA (Adelphi Univ)
Series 02
5.50%, 6/01/32	1,000	1,004,060
Herkimer Cnty NY IDA (Herkimer Cnty NY CC Stud Hsg)
Series 00
6.50%, 11/01/30	2,000	1,873,260
Long Island Pwr Auth NY
FGIC Series 06A
5.00%, 12/01/19 - 12/01/24	8,300	8,459,251
FSA Series 01A
5.25%, 9/01/28 (Prerefunded/ETM) (a)	10,000	10,969,200
Metropolitan Trnsp Auth NY
Series 02
5.25%, 11/15/31	5,000	5,007,050

Series 02A
5.125%, 11/15/31	5,500	5,409,855
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
MBIA
5.00%, 11/15/18	6,890	7,379,328
Series A
5.25%, 11/15/30	10,000	10,076,900
Metropolitan Trnsp Auth NY (Metropolitan Trnsp Auth NY Svc)
MBIA
5.00%, 11/15/21	5,000	5,143,950
Monroe Cnty NY IDA MFHR (Southview Towers Apts)
SONYMA Series 00
6.25%, 2/01/31	1,130	1,135,401
Montgomery Cnty NY IDA (New York St BOCES Prog)
XLCA Series 05A
5.00%, 7/01/24	1,500	1,386,945
Nassau Cnty NY IDA (Amsterdam at Harborside)
6.50%, 1/01/27	1,000	808,270
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	9,681,100
New York NY GO
5.00%, 1/01/21	5,000	5,232,700
FSA Series 04E
5.00%, 11/01/21	4,000	4,146,920
Series 01B
5.50%, 12/01/31	5	5,080
5.50%, 12/01/31 (Prerefunded/ETM)	11,995	13,321,767
Series 03
5.75%, 3/01/15 (Prerefunded/ETM)	2,350	2,726,352
Series 04G
5.00%, 12/01/23	3,225	3,301,884
Series 04I
5.00%, 8/01/21	11,400	11,775,516
Series 05J
5.00%, 3/01/24	5,000	5,116,900
Series 1
5.75%, 3/01/17	420	457,057
XLCA Series 04I
5.00%, 8/01/18	10,000	10,577,900
New York NY HDC MFHR (New York NY HDC)
FGIC Series 05P6-A
5.00%, 7/01/19	10,000	10,494,200
Series 01C-2
5.40%, 11/01/33	3,030	2,930,374

Series 02A
5.50%, 11/01/34	1,250	1,222,850
New York NY Hlth & Hosp Corp.
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,797,014
FSA Series 02A
5.125%, 2/15/23	1,500	1,526,805
New York NY IDA (Airis JFK 1 LLC)
Series 01A
5.50%, 7/01/28	9,000	6,217,560
New York NY IDA (Brooklyn Navy Yard Cogen)
Series 97
5.75%, 10/01/36	3,000	1,985,160
New York NY IDA (Lycee Francais)
ACA Series 02C
6.80%, 6/01/28	2,500	2,476,150
New York NY IDA (Magen David Yeshivah)
ACA Series 02
5.70%, 6/15/27	1,600	1,294,688
New York NY IDA (Spence School)
5.20%, 7/01/34	3,155	3,177,653
New York NY IDA (Staten Island Univ Hospital)
Series 01B
6.375%, 7/01/31	1,905	1,592,389
New York NY IDA (Terminal One Group Assn)
Series 05
5.50%, 1/01/24 (b)	800	721,112
New York NY Mun Wtr Fin Auth
Series 03A
5.00%, 6/15/27	1,000	1,023,180
New York NY TFA
Series 02A
5.50%, 11/01/26 (b)	5,000	5,359,500
New York NY Trnsl Fin Auth
5.00%, 11/01/24	5,000	5,270,550
MBIA Series 03D
5.25%, 2/01/18	10,000	10,603,800
Series 00B
6.00%, 11/15/29 (Prerefunded/ETM)	6,000	6,323,340
New York NY Trnsl Fin Auth (New York NY GO)
5.00%, 7/15/21	7,000	7,223,580
New York NY Trst for Cult Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	14,000	14,189,560

New York St Dormitory Auth
FHA Series 02-34
5.20%, 2/01/32 (Prerefunded/ETM)	3,965	4,594,761
Series 02
5.00%, 7/01/32 (Prerefunded/ETM)	4,000	4,468,040
Series 04A
5.25%, 7/01/21 (Prerefunded/ETM)	575	670,082
New York St Dormitory Auth (Cabrini Westchester)
GNMA
5.10%, 2/15/26	1,900	1,938,779
New York St Dormitory Auth (Cornell Univ)
5.00%, 7/01/25	2,465	2,673,292
New York St Dormitory Auth (Eger Hlth and Rehab Ctr)
FHA Series 00
6.10%, 8/01/37	2,780	2,838,297
New York St Dormitory Auth (Leake and Watts Svcs)
MBIA Series 04
5.00%, 7/01/22 - 7/01/23	3,275	3,344,638
New York St Dormitory Auth (Maimonides Med Ctr)
MBIA Series 04
5.75%, 8/01/29	3,515	3,591,240
New York St Dormitory Auth (Memorial Sloan-Kettering Ctr)
MBIA Series 03A
5.00%, 7/01/22	5,000	5,180,800
New York St Dormitory Auth (Montefiore Medical Center)
FGIC FHA Series 04
5.00%, 8/01/23	5,000	5,079,050
New York St Dormitory Auth (Mount Sinai-NYU Health Sys)
Series 00
6.50%, 7/01/25	4,000	4,065,400
New York St Dormitory Auth (New York St BOCES Prog)
FSA Series 04
5.00%, 8/15/23	3,175	3,238,532
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/27	2,350	2,434,694
Series 07A
5.00%, 7/01/22	1,200	1,111,500
New York St Dormitory Auth (New York Univ)
FGIC Series 04A
5.00%, 7/01/24	2,240	2,325,658
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	1,405	1,373,837

New York St Dormitory Auth (NYU Hosp Center)
Series B
5.25%, 7/01/24	765	711,794
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,128,251
New York St Dormitory Auth (Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	975,790
New York St Dormitory Auth (Rochester Inst of Technology)
5.75%, 7/01/24	5,165	5,571,279
New York St Dormitory Auth (SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	908,580
New York St Dormitory Auth (Univ of Rochester)
Series 04A
5.25%, 7/01/23 - 7/01/24	1,250	1,291,932
New York St Dormitory Auth (Westchester Cnty NY Lease Court)
Series 06A
5.00%, 8/01/17	9,510	10,675,641
New York St Energy Res & Dev (Long Island Lighting Company)
Series 95A
5.30%, 8/01/25	7,500	6,532,350
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	792	2,376
New York St Mortgage Agy Sfhr (New York St Mortgage Agy)
Series 01-31A
5.30%, 10/01/31	8,500	8,084,775
Series 82
5.65%, 4/01/30	2,810	2,768,075
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	9,000	8,732,250
New York St Pwr Auth
MBIA
5.00%, 11/15/21	3,000	3,284,700
MBIA Series C
5.00%, 11/15/19	680	756,854
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/26 - 3/15/27	11,000	11,445,650
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,247,700

New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AMBAC Series 05B
5.00%, 4/01/21	7,500	7,951,425
FGIC Series 05B
5.00%, 4/01/17	12,750	14,029,973
New York St UDC
Series 02A
5.25%, 3/15/32 (Prerefunded/ETM)	3,945	4,396,624
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport)
MBIA
5.625%, 4/01/29	2,500	2,285,400
Onondaga Cnty NY IDA (Anheuser-Busch Companies, Inc.)
Series 99
6.25%, 12/01/34	2,000	1,879,200
Onondaga Cnty NY IDA (Bristol- Myers Squibb)
5.75%, 3/01/24	4,000	3,999,800
Onondaga Cnty NY IDA (Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	1,000	737,760
Sachem NY CSD GO
5.00%, 10/15/21 - 10/15/22	5,415	5,726,277
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	925	752,783
Spencerport NY USD GO
MBIA Series 02
5.00%, 6/15/21 (Prerefunded/ETM)	2,500	2,703,750
Tobacco Settlement Fin Corp. NY (New York St Tobacco Asset Sec)
Series 03A-1
5.50%, 6/01/14	1,290	1,291,367
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/24 - 11/15/26	16,715	17,356,657
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,175	896,948
Yonkers NY IDA (Malotz Skilled Nursing Fac)
MBIA Series 99
5.65%, 2/01/39	700	678,524

		417,416,249

Arizona - 0.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	935	663,158
Goodyear AZ IDA (Litchfield Park Svc Company)
Series 01
6.75%, 10/01/31	1,000	902,550

		1,565,708

Florida - 1.6%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	5,500	4,412,265
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (d)	1,075	536,317
Series 02B
6.625%, 5/01/33 (d)	460	229,499
Series 99B
5.80%, 5/01/21 (c)(d)	670	336,360
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	800	675,544
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	935	671,498
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,380	1,723,025

		8,584,508

Georgia - 0.1%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	391,115

Guam - 0.1%
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25	500	447,595

Illinois - 0.5%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	1,335	974,470
Yorkville IL Raintree Vlg SSA
Series 03
6.875%, 3/01/33	1,878	1,528,861

		2,503,331

Nevada - 0.2%
Clark Cnty NV SID No.142 (Clark Cnty NV SID No.142 Mtns Edg)
Series 03
6.10%, 8/01/18	1,435	1,227,169

New Jersey - 1.1%
Port Authority of NY & NJ (JFK Airport Intl Arrival Term)
MBIA Series 97-6
5.75%, 12/01/22	6,820	5,964,363

Ohio - 0.2%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	1,200	1,015,632

Puerto Rico - 9.7%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,085	2,053,746
5.375%, 7/01/24	5,225	5,311,578
Series 08WW
5.375%, 7/01/23	405	412,290
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded/ETM)	10,000	11,323,500
Puerto Rico GO
5.25%, 7/01/23	1,600	1,480,992
5.50%, 8/01/28	15,000	14,999,850
Series 01A
5.50%, 7/01/19	915	910,809
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	497,025
Puerto Rico HFA MFHR
5.00%, 12/01/20	1,795	1,833,323
5.00%, 12/01/20 (Prerefunded/ETM)	3,420	3,874,586
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,495	1,533,332
Puerto Rico HFC SFMR (Puerto Rico HFC)
GNMA/ FNMA/ FHLMC Series 01A
5.20%, 12/01/33	1,690	1,676,041
Puerto Rico Mun Fin Agy (Puerto Rico GO)
Series 05A
5.25%, 8/01/23	935	855,563
Univ of Puerto Rico
5.00%, 6/01/22	255	228,995
Series 06Q
5.00%, 6/01/20	4,225	3,874,579

		50,866,209

Virginia - 0.5%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	191	189,894
Broad Street CDA VA
Series 03
7.50%, 6/01/33	2,680	2,168,629

		2,358,523

Total Long-Term Municipal Bonds (cost $494,407,870)		492,340,402

Short-Term Municipal Notes - 4.7%
New York - 4.0%
Long Island Pwr Auth NY
0.33%, 5/01/33 (e)	2,000	2,000,000
New York NY GO
0.30%, 8/01/20 (e)	1,100	1,100,000
New York NY Mun Wtr Fin Auth
0.33%, 6/15/38 (e)	1,000	1,000,000
New York NY TFA
0.28%, 11/01/22 (e)	1,000	1,000,000
New York NY Trnsl Fin Auth
0.28%, 5/01/28 (e)	200	200,000
0.30%, 11/01/22 (e)	600	600,000
Series 02-Subserv 3E
0.30%, 8/01/31 (e)	500	500,000
Series B
0.30%, 2/01/31 (e)	2,400	2,400,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.25%, 12/01/35 (e)	9,100	9,100,000
0.33%, 12/01/35 (e)	1,200	1,200,000
Port Authority of NY & NJ
0.35%, 6/01/20 (e)	400	400,000
Syracuse NY IDA (Syracuse University Proj)
0.33%, 7/01/37 (e)	1,200	1,200,000

		20,700,000

California - 0.3%
California Dept Wtr Res Pwr
Series F-2
0.25%, 5/01/20 (e)	600	600,000
California Infra & Eco Dev Bk (Rand Corporation)
0.32%, 4/01/42 (e)	1,100	1,100,000

		1,700,000

Mississippi - 0.4%
Jackson Cnty MS PCR (Chevron Corporation)
0.33%, 6/01/23 (e)	2,100	2,100,000

Total Short-Term Municipal Notes (cost $24,500,000)		24,500,000

Total Investments - 98.4% (cost $518,907,870) (f)		516,840,402
Other assets less liabilities - 1.6%		8,549,517

Net Assets - 100.0%		$525,389,919

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$2,200	1/25/26	SIFMA	*	4.108%	$207,225
JP Morgan Chase	4,500	6/15/15	3.777%		SIFMA *	(345,346)
Merrill Lynch	3,100	10/01/16	SIFMA	*	4.147%	306,604

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Variable rate coupon, rate shown as of July 31, 2009.

(c)	Security is in default and is non-income producing.

(d)	Illiquid security.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,464,591 and gross unrealized depreciation of investments was $(16,532,059), resulting in net unrealized depreciation of $(2,067,468).

As of July 31, 2009, the Portfolio held 38.3% of net assets in insured bonds (of this amount 4.8% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AMBAC	- Ambac Assurance Corporation
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
CSD	- Central/Community School District
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDC	- Housing Development Corporation
HFA	- Housing Finance Authority
HFC	- Housing Finance Corporation
IDA	- Industrial Development Authority/Agency
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Asset Assurance Inc.
SD	- School District
SFMR	- Single Family Mortgage Revenue
SONYMA	- State of New York Mortgage Agency
SSA	- Special Services Area
USD	- Unified School District
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$516,840,402	$—	$516,840,402

Total Investments in Securities	—	516,840,402	—	516,840,402
Other Financial Instruments*	—	306,604	(138,121)	168,483

	$—	$517,147,006	$(138,121)	$517,008,885

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments	Total
Balance as of 10/31/08	$92,718	$92,718
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(62,927)	(62,927)
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	(167,912)	(167,912)

Balance as of 7/31/09	$(138,121)	$(138,121)

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/09	$(62,927)	$(62,927)

AllianceBernstein Municipal Income Fund

California Portfolio

Portfolio of Investments

July 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
California - 92.5%
Acalanes CA UHSD GO
FSA Series 05B
5.25%, 8/01/24	$5,000	$5,283,550
Banning CA Util Auth Wtr
FGIC Series 05
5.25%, 11/01/30	8,405	7,991,390
Bay Area Infra Fin Auth (California St Acceleration Nts)
FGIC
5.00%, 8/01/17	6,000	5,903,100
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	3,305	2,837,706
Butte-Glenn CCD CA GO
MBIA Series 05B
5.00%, 8/01/25	3,620	3,670,427
California Dept Vets Aff SFMR
AMBAC Series 02A
5.35%, 12/01/27	22,320	22,363,970
California Dept Wtr Res Wtr
5.00%, 12/01/24	5,000	5,341,500
California Ed Fac Auth (California Clg of Arts)
Series 01
5.875%, 6/01/30	2,200	1,746,250
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21	990	986,337
Series 04
5.00%, 11/01/20	1,000	1,005,410
5.25%, 5/01/34	1,000	901,080
California GO
5.00%, 8/01/22 - 2/01/32	21,600	21,003,084
5.125%, 6/01/31	20	19,249
5.125%, 6/01/31 (Prerefunded/ETM)	1,710	1,853,589
5.25%, 2/01/30 - 4/01/30	10,475	10,307,083
5.25%, 2/01/30 (Prerefunded/ETM)	45	50,031
5.30%, 4/01/29 (Prerefunded/ETM) (a)	6,395	7,461,750
5.30%, 4/01/29	5	4,994

MBIA
5.00%, 6/01/18	5,000	5,339,650
MBIA- IBC Series 03
5.25%, 2/01/16	2,050	2,174,455
MBIA Series 02
5.00%, 2/01/32 (Prerefunded/ETM)	3,500	3,869,775
Series 03
5.25%, 2/01/24	3,500	3,550,190
California HFA MFHR (California HFA)
AMBAC Series 95A
6.25%, 2/01/37	1,235	1,238,087
California HFA SFMR (California HFA)
Series 99A-2
5.25%, 8/01/26	1,705	1,500,264
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series G
5.50%, 7/01/25	2,000	1,930,040
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
MBIA Series 03B
5.00%, 11/01/23	2,500	2,376,775
California Hlth Fac Fin Auth (Lucile Packard Children’s Hosp)
AMBAC Series 03C
5.00%, 8/15/21	3,365	3,390,540
California Infra & Eco Dev Bk (Kaiser Permanente)
Series 01A
5.55%, 8/01/31	18,000	17,488,260
California Poll Cntl Fin Auth (Pacific Gas & Electric Company)
MBIA Series 96A
5.35%, 12/01/16	15,500	15,688,480
California Poll Cntl Fin Auth (Southern CA Edison Company)
MBIA Series 99C
5.55%, 9/01/31	7,950	6,673,707
California Poll Cntl Fin Auth (Tracy Material Recovery)
ACA Series 99A
5.70%, 8/01/14	3,670	3,526,833
California Pub Wks Brd (CA Lease Mental Hlth Coalinga)
Series 04A
5.50%, 6/01/22 - 6/01/23	6,790	6,758,035
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	4,270	3,567,585
California Pub Wks Brd (CA Lease UC Institute Proj)
Series 05C
5.00%, 4/01/23	3,130	3,175,980

California Pub Wks Brd (CA Lease Univ of California)
Series 04F
5.00%, 11/01/26	8,065	8,018,304
California Rural Home Mtg
GNMA/ FNMA Series 00B
6.25%, 12/01/31	70	70,433
GNMA/ FNMA Series 00D
6.00%, 12/01/31	215	215,884
California State Univ
AMBAC Series A
5.00%, 11/01/19	6,025	6,237,080
FGIC Series 03A
5.00%, 11/01/22	6,000	6,066,780
California Statewide CDA
Series 00
7.25%, 10/01/30 (Prerefunded/ETM)	7,610	7,843,018
California Statewide CDA (Saint Mark’s School)
Series 01
6.75%, 6/01/28	2,345	2,213,422
California Statewide CDA (San Diego Space/Sci Fdtn)
Series 96
7.50%, 12/01/16	2,055	2,072,940
California Statewide CDA (Wildwood Elementary School)
Series 01
7.00%, 11/01/29	3,765	3,189,482
California Statewide CDA MFHR (Highland Creek Apts)
FNMA Series 01K
5.40%, 4/01/34	5,745	5,825,545
California Statewide CDA MFHR (Santa Paula Village Apts)
FNMA Series 98D
5.43%, 5/01/28	2,065	2,060,003
Capistrano CA USD GO
FGIC Series 00A
6.00%, 8/01/24	1,550	1,586,006
FSA Series 01B
Zero Coupon, 8/01/25	8,000	3,032,480
Castaic Lake CA Wtr Agy
AMBAC Series 04A
5.00%, 8/01/16 - 8/01/18	4,325	4,499,336
MBIA Series 01A
5.20%, 8/01/30	1,625	1,604,557
Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B)
AMBAC Series 01B
5.25%, 9/01/30	5,090	4,233,557

Chino Hills CA CFD #10 (Chino Hls CA CFD #10 Fairfield)
Series 00
6.95%, 9/01/30	5,200	4,978,428
Coachella Valley CA USD COP
AMBAC
5.00%, 9/01/23	2,500	2,336,000
Commerce CA Jt Pwrs Fin Auth (Commerce CA Lease Cmnty Ctr)
XLCA Series 04
5.00%, 10/01/34	2,015	1,441,047
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen)
Series 98
5.875%, 9/01/23	5,795	4,788,872
E CA Mun Wtr Dist CFD #2001-01A
Series 02
6.40%, 9/01/32	2,415	1,935,526
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj)
RADIAN Series 05A
5.00%, 10/01/25	5,070	3,789,521
Eastern Muni Wtr Dist
Series 02
6.40%, 9/01/32	1,195	957,745
El Centro CA Fin Auth (El Centro Reg Med Center)
Series 01
5.375%, 3/01/26	18,000	17,069,580
Encinitas Ranch CA Golf Auth
Series 04
5.50%, 9/01/23 - 9/01/24	1,110	925,461
5.60%, 9/01/26	1,000	817,020
Fontana CA CFD #11 (Fontana CA CFD #11 Hertg W End)
Series B
6.50%, 9/01/28	8,250	6,910,860
Fontana CA Pub Fin Auth (North Fontana CA Redev Area)
AMBAC Series 03A
5.50%, 9/01/32	5,200	4,621,708
Franklin-Mckinley USD CA GO
FSA Series 02B
5.00%, 8/01/27 (Prerefunded/ETM)	700	805,959
Fremont CA USD GO
FSA Series 05B
5.00%, 8/01/26	1,745	1,788,503
Fresno CA Jt Pwrs Fin Auth (Fresno CA Lease Cap Proj)
XLCA Series 04A
5.25%, 10/01/21 - 10/01/24	3,425	3,390,523
5.375%, 10/01/17	1,315	1,376,568

Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	3,250	2,887,300
Gilroy CA USD GO
FGIC
5.00%, 8/01/27	1,500	1,502,145
Golden St Tobacco Sec CA
RADIAN Series 03
5.50%, 6/01/43 (Prerefunded/ETM)	1,400	1,589,910
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc)
FSA Series 04A
5.25%, 9/01/17	1,000	1,063,640
Jurupa CA USD GO
FGIC Series 04
5.00%, 8/01/22	1,340	1,351,068
Kaweah Delta CA Hlthcare Dist
MBIA Series 04
5.25%, 8/01/25 - 8/01/26	3,780	3,778,527
LA Verne CA CFD #88-1
Series 98
5.875%, 3/01/14	3,390	3,249,722
Lammersville CA SD CFD #2002
Series 02
6.375%, 9/01/32	4,250	3,566,558
Lancaster CA Redev Agy (Lancaster CA Redev Tax Incr)
XLCA Series 04
5.00%, 12/01/23	2,995	2,716,735
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	2,000	1,621,380
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
AMBAC Series 01
5.25%, 11/01/30	6,500	5,383,625
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/17	2,565	2,426,593
5.10%, 3/01/19	1,350	1,235,898
Los Angeles CA Dept W&P Pwr
AMBAC
5.00%, 7/01/24	5,250	5,468,873
Los Angeles CA Harbor Dept
5.00%, 8/01/26	21,450	21,668,361
Los Angeles CA MFHR (Park Plaza West Apts)
GNMA
5.50%, 1/20/43	5,000	4,744,150

Los Angeles CA USD GO
AMBAC Series B
5.00%, 7/01/19 - 7/01/21	13,685	14,306,961
Manteca CA USD GO
FSA Series 04
5.25%, 8/01/22 (Prerefunded/ETM)	1,390	1,634,529
Marin CA Muni Wtr Dist
AMBAC Series 04
5.25%, 7/01/20	3,040	3,048,968
Murrieta Vly CA USD GO
FSA Series 05B
5.125%, 9/01/29	1,500	1,497,150
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
AMBAC Series 05
5.00%, 3/01/26	1,900	1,687,561
RADIAN Series 04
5.00%, 3/01/24	3,060	2,420,888
Oakland CA USD GO
FGIC
5.00%, 8/01/22	8,975	8,179,815
MBIA Series 05
5.00%, 8/01/25	7,455	6,521,187
Ontario CA AD #107 (Ontario CA AD #107 CA Comm Ctr)
7.70%, 9/02/10	1,695	1,706,238
Ontario CA COP
MBIA Series 04
5.25%, 7/01/21	1,700	1,748,705
Orange Cnty CA COP
AMBAC
6.00%, 6/01/21 (Prerefunded/ETM)	945	1,126,724
Palm Springs CA COP
Series 91B
Zero Coupon, 4/15/21	37,500	24,201,375
Palmdale CA Wtr Dist
FGIC Series 04
5.00%, 10/01/24	1,775	1,771,148
Pittsburg CA Redev Agy (Los Medanos Cmnty Dev Proj)
MBIA Series 03A
5.00%, 8/01/21	6,410	5,968,992
Placentia-Yorba Linda CA USD GO (Placentia-Yorba Linda USD CA GO)
FGIC Series 06
5.00%, 10/01/27	4,200	4,208,526
Port of Oakland CA
FGIC Series 02L
5.375%, 11/01/27	2,500	2,273,150

Poway CA Redev Agy (Poway CA Redev Spl Tax Paguay)
AMBAC Series 01
5.375%, 12/15/31	5,745	4,913,928
Rancho Cordova CA COP
XLCA Series 05
5.00%, 2/01/24 (Prerefunded/ETM)	2,645	3,068,967
Rancho Etiwanda CFD #1 CA
Series 01
6.40%, 9/01/31 (Prerefunded/ETM)	11,050	11,639,738
Redding CA Elec Sys COP
MBIA Series 92A
12.284%, 7/01/22 (b)(c)	1,365	1,845,016
Riverside CA CCD GO
MBIA Series 04A
5.25%, 8/01/25 - 8/01/26 (Prerefunded/ETM)	1,980	2,323,134
MBIA Series C
5.00%, 8/01/25	1,720	1,773,681
Riverside Cnty CA CFD #89-1
Series 00
6.50%, 9/01/25 (Prerefunded/ETM)	1,000	1,024,390
Riverside Cnty CA PFA (Riverside Cnty CA Tax Alloc)
XLCA Series 04
5.00%, 10/01/23	1,955	1,670,313
Riverside Cnty CA Pub Fin Auth (Riverside Cnty CA Tax Alloc)
XLCA Series 04
5.00%, 10/01/35	2,475	1,768,214
Riverside Cnty CA Redev Agy
AMBAC Series 01
5.125%, 10/01/35 (Prerefunded/ETM)	2,500	2,788,950
5.25%, 10/01/35 (Prerefunded/ETM)	5,000	5,591,250
Rocklin CA USD CFD #1
MBIA Series 04
5.00%, 9/01/25	1,000	900,410
Roseville CA CFD #1
Series 99-A
5.80%, 9/01/17	6,630	6,558,263
Roseville CA HSD GO (Roseville CA gt UHSD GO)
Series 01E
5.25%, 8/01/26	2,435	2,497,847
Sacramento CA Mun Util Dist (Sacramento CA Muni Util Dist)
MBIA Series 03S
5.00%, 11/15/17	5,000	5,214,500
MBIA Series 04R-289-2
5.00%, 8/15/17	10,000	10,406,200
Sacramento CA USD GO
FSA Series 04D
5.25%, 7/01/21 - 7/01/23	8,525	8,879,622

Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts)
FNMA Series 00B
6.00%, 2/01/33	5,300	5,355,915
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts)
FNMA Series 00H
5.70%, 3/01/34	2,875	2,856,054
San Bernardino CA SFMR
GNMA/ FNMA Series 01-A1
6.35%, 7/01/34	455	460,788
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	4,750	3,991,520
San Diego CA Hsg Auth MFHR
GNMA/ FNMA Series 98C
5.25%, 1/20/40	6,105	5,718,248
San Diego CA Hsg Auth MFHR (Vista LA Rosa Apts)
GNMA Series 00A
6.00%, 7/20/41	10,230	10,318,796
San Diego CA USD GO
MBIA Series 04E-1
5.00%, 7/01/23 - 7/01/24	3,240	3,405,917
San Diego Cnty CA COP (San Diego Cnty CA COP Bishop)
Series 04A
5.50%, 9/01/44	5,000	4,440,250
San Diego Cnty CA Wtr Auth COP
FSA
5.00%, 5/01/27	3,500	3,541,510
San Francisco City/Cnty CA Arpt Commn (SFO Fuel Co. LLC)
FSA Series 00A
6.125%, 1/01/27	1,480	1,433,025
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20	20,000	13,193,000
Zero Coupon, 1/01/21	20,000	12,508,000
Zero Coupon, 1/01/23	25,000	13,845,000
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
MBIA Series A
Zero Coupon, 1/15/36	47,415	5,222,762
San Jose CA Redev Agy (San Jose CA Redev Merged Proj)
MBIA Series 04A
5.25%, 8/01/19	5,000	4,935,050
San Mateo Cnty CA CCD COP
MBIA Series 04
5.25%, 10/01/20 (Prerefunded/ETM)	2,870	3,370,815

Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	5,419,170
Santa Margarita CA Wd CFD #99-1
6.25%, 9/01/29	8,420	7,907,643
6.25%, 9/01/29 (Prerefunded/ETM)	3,130	3,205,527
Semitropic Wtr Dist CA
XLCA Series 04A
5.50%, 12/01/23	1,640	1,691,676
South Gate CA Pub Fin Auth (South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	1,800	1,487,484
Southern CA Pub Pwr Auth
5.00%, 7/01/23	3,200	3,291,776
Southwestern CA CCD GO
MBIA Series 05
5.00%, 8/01/24	1,000	1,022,090
Stockton CA PFA (Stockton CA Redev Projs)
RADIAN Series 06A
5.00%, 9/01/17	2,285	2,166,980
Stockton CA Pub Fin Auth (Stockton CA Redev Projs)
RADIAN Series 06A
5.00%, 9/01/21	2,775	2,407,229
Tejon Ranch CA Pub Fac Fin CFD #1
Series 00A
7.20%, 9/01/30	9,850	9,137,451
Series 03
6.125%, 9/01/27	1,000	802,000
6.20%, 9/01/33	2,375	1,928,096
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 05B
5.00%, 6/01/24	3,365	3,426,781
Univ of California
FSA Series 05B
5.00%, 5/15/24	5,000	5,155,950
Series K
5.00%, 5/15/21	5,525	5,836,389
West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21 - 7/01/24	4,720	4,762,748
West Kern Cnty CA Wtr
Series 01
5.625%, 6/01/31 (Prerefunded/ETM)	3,000	3,150,960

		674,498,729

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,325	939,769

Florida - 0.2%
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (d)(e)	1,535	765,812
Series 02B
6.625%, 5/01/33 (d)(e)	655	326,786

		1,092,598

Nevada - 0.3%
Henderson NV LID #T-14
FSA Series A
5.00%, 3/01/22	2,595	2,300,805

Puerto Rico - 6.1%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series A
5.00%, 7/01/17	10,730	10,214,101
Puerto Rico GO
5.25%, 7/01/23	3,000	2,776,860
5.50%, 8/01/28	21,000	20,999,790
Series 01A
5.50%, 7/01/19	1,880	1,871,390
Series 03A
5.25%, 7/01/23	800	740,496
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	497,025
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	302,564
Univ of Puerto Rico
5.00%, 6/01/18	4,930	4,836,675
Series 06Q
5.00%, 6/01/19	2,490	2,325,511

		44,564,412

Total Investments - 99.2% (cost $733,129,269) (f)		723,396,313
Other assets less liabilities - 0.8%		5,957,815

Net Assets - 100.0%		$729,354,128

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citigroup	$6,500	1/25/26	SIFMA	*	4.108%		$612,256
Merrill Lynch	2,800	10/01/16	SIFMA	*	4.147%		276,933
Merrill Lynch	3,100	10/21/16	SIFMA	*	4.128%		296,843
Merrill Lynch	14,500	7/30/26	4.090%		SIFMA	*	(1,341,245)
Merrill Lynch	10,200	8/09/26	4.063%		SIFMA	*	(985,036)
Merrill Lynch	15,000	11/15/26	4.377%		SIFMA	*	(2,050,569)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Variable rate coupon, rate shown as of July 31, 2009.

(c)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d)	Security is in default and is non-income producing.

(e)	Illiquid security.

(f)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,023,992 and gross unrealized depreciation of investments was $(37,756,948), resulting in net unrealized depreciation of $(9,732,956).

As of July 31, 2009, the Portfolio held 45.6% of net assets in insured bonds (of this amount 3.8% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

ACA	- ACA Financial Guaranty Corporation
AD	- Assessment District
AMBAC	- Ambac Assurance Corporation
CCD	- Community College District
CDA	- Community Development Authority
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
GO	- General Obligation
HFA	- Housing Finance Authority
HSD	- High School District
LID	- Local Improvement District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
RADIAN	- Radian Asset Assurance Inc.
SD	- School District
SFMR	- Single Family Mortgage Revenue
UHSD	- Unified/Union High School District
USD	- Unified School District
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$723,396,313	$—	$723,396,313

Total Investments in Securities	—	723,396,313	—	723,396,313
Other Financial Instruments*	—	(3,803,074)	612,256	(3,190,818)

	$—	$719,593,239	$612,256	$720,205,495

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments	Total
Balance as of 10/31/08	$(1,716,054)	$(1,716,054)
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	359,152	359,152
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	1,969,158	1,969,158

Balance as of 7/31/09	$612,256	$612,256

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/09	$359,152	$359,152

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009